SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Asset Impairment Charges	$ 0	$ 0	$ 17,448,198
Deferred Tax Assets	$ 0